Offerings	Sep. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) One Ordinary Shares; or One Pre-Funded Warrants to purchase one Ordinary Share each; and (ii) One Common Warrants to purchase One Ordinary Share
Maximum Aggregate Offering Price	$ 12,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,740.06
Offering Note	Each Unit consists of one Ordinary Share (or, at the election of the purchaser, one Pre-Funded Warrant in lieu of one Ordinary Share) and one Common Warrant to purchase one Ordinary Share. No separate registration fee is payable for the Pre-Funded Warrants in accordance with Rule 457(g) under the Securities Act of 1933, as amended (the "Securities Act"). The Pre-Funded Warrants are each exercisable at an exercise price of $0.01 per Ordinary Share. The Pre-Funded Warrants are offered in lieu of Ordinary Shares as part of the Units at the same combined offering price per Unit minus $0.01. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional Ordinary Shares that may become issuable as a result of stock dividends, stock splits, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants comprised in each Unit
Maximum Aggregate Offering Price	$ 13,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,914.07
Offering Note	The Common Warrants each have an exercise price equal to 110% of the Unit offer price, and a zero cash exercise option.